Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Finished goods inventory	$ 556	$ 0
Semi-finished goods inventory	87	0
Total inventory	$ 643	$ 0